Accumulated Other Comprehensive Income (Loss)	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 7. Accumulated Other Comprehensive Income (Loss)

Dominion Energy

The following table presents Dominion Energy’s changes in AOCI (net of tax) and reclassifications out of AOCI by component:

	Total Derivative-Hedging Activities(1)(2)	Investment Securities(3)	Pension and other postretirement benefit costs(4)	Equity Method Investees(5)	Total
(millions)
Three Months Ended March 31, 2023
Beginning balance	$(249)	$(44)	$(1,276)	$(3)	$(1,572)
Other comprehensive income (loss) before reclassifications: gains (losses)	(9)	17	—	1	9
Amounts reclassified from AOCI: (gains) losses
Interest and related charges (benefit)	11	—	—	—	11
Other income (expense)	—	2	(15)	—	(13)
Total	11	2	(15)	—	(2)
Income tax expense (benefit)	(3)	(1)	4	—	—
Total, net of tax	8	1	(11)	—	(2)
Net current period other comprehensive income (loss)	(1)	18	(11)	1	7
Ending balance	$(250)	$(26)	$(1,287)	$(2)	$(1,565)
Three Months Ended March 31, 2022
Beginning balance	$(358)	$37	$(1,133)	$(4)	$(1,458)
Other comprehensive income (loss) before reclassifications: gains (losses)	25	(62)	28	1	(8)
Amounts reclassified from AOCI: (gains) losses
Interest and related charges (benefit)	14	—	—	—	14
Other income (expense)	—	4	23	—	27
Total	14	4	23	—	41
Income tax expense (benefit)	(4)	(1)	(6)	—	(11)
Total, net of tax	10	3	17	—	30
Net current period other comprehensive income (loss)	35	(59)	45	1	22
Ending balance	$(323)	$(22)	$(1,088)	$(3)	$(1,436)
(1)
Comprised entirely of interest rate derivative hedging activities.
(2)
Net of $83 million, $83 million, $107 million and $119 million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.
(3)
Net of $6 million, $13 million, $8 million and $(10) million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.
(4)
Net of $449 million, $445 million, $380 million and $396 million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.
(5)
Net of $— million, $1 million, $1 million and $1 million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.

Virginia Power

The following table presents Virginia Power’s changes in AOCI (net of tax) and reclassifications out of AOCI by component:

	Total Derivative-Hedging Activities(1)(2)	Investment Securities(3)	Total
(millions)
Three Months Ended March 31, 2023
Beginning balance	$16	$(7)	$9
Other comprehensive income (loss) before reclassifications: gains (losses)	(9)	4	(5)
Net current period other comprehensive income (loss)	(9)	4	(5)
Ending balance	$7	$(3)	$4
Three Months Ended March 31, 2022
Beginning balance	$(45)	$4	$(41)
Other comprehensive income (loss) before reclassifications: gains (losses)	19	(7)	12
Amounts reclassified from AOCI: (gains) losses
Interest and related charges (benefit)	1	—	1
Other income (expense)	—	(1)	(1)
Total	1	(1)	—
Income tax expense	—	—	—
Total, net of tax	1	(1)	—
Net current period other comprehensive income (loss)	20	(8)	12
Ending balance	$(25)	$(4)	$(29)
(1)
Comprised entirely of interest rate derivative hedging activities.
(2)
Net of $(2) million, $(5) million, $9 million and $16 million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.
(3)
Net of $1 million, $2 million, $1 million and $(2) million tax at March 31, 2023, December 31, 2022, March 31, 2022 and December 31, 2021, respectively.